SEGMENTS (Details 5) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
CopaxoneUS revenues	$ 3.1
Percentage Of CopaxoneRevenues Of Total US	29.00%
Copaxone Outside US Revenues	$ 1.1
Percentage Of Copaxone Revenues Of Total Non US	12.00%
Profitability Of MS As A Percentage Of Copaxone Revenues	75.10%	75.60%	74.50%